Disclosure of revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Revenue	$ 63,746	$ 61,881
Customer A [Member]
Statement [Line Items]
Revenue	24,433	29,979
Customer B [Member]
Statement [Line Items]
Revenue	24,805	19,633
Customer C [Member]
Statement [Line Items]
Revenue	14,508	11,859
Other customers [Member]
Statement [Line Items]
Revenue	$ 0	$ 410